Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated March 31, 2005

to the Class A and Class C Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 31, 2005 the section entitled “Portfolio Managers” on page 18 of the prospectus is replaced with the following:

Delaware Management Company (“Delaware”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes research analysts, traders, and other investment specialists.

Marshall Bassett

> Senior Vice President and Senior Portfolio Manager, Delaware

> Co-manager of the fund—leads the fund’s growth stock team (since March 31, 2005)

> At Delaware since 1997

> Began investment career in 1984

Christopher S. Beck, CFA

> Vice President and Senior Portfolio Manager, Delaware

> Co-manager of the fund—leads the fund’s value stock team (since 2002)

> At Delaware since 1997

> Began investment career in 1981

Mercantile Funds, Inc.

Low Duration Bond Fund

Limited Maturity Bond

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated March 31, 2005

to the Class A and Class C Shares of

Mercantile Fixed Income Funds Prospectus

dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	On page 19 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Performance” for the Maryland Tax-Exempt Bond Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS including maximum sales charge (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A
Before Taxes	-1.51%	3.17%	3.68%
After taxes on distributions (assumes shares are still held)	-1.51%	3.17%	3.68%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-0.08%	3.24%	3.72%

Class C
Before Taxes	1.46%	3.58%	3.62%

Index
Lehman Maryland Municipal Bond Index* (an unmanaged index that tracks the performance of Maryland municipal bonds)	4.85%	5.54%	5.69%
Lehman Quality Intermediate Index* (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	4.64%	5.61%	5.60%

Performance This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of broad-based market indices. The indices do not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different than your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

*	On February 18, 2005, the Board of Directors approved the Lehman Quality Intermediate Index as the Fund’s primary index instead of the Lehman Maryland Municipal Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by providing an index that better reflects the maturity and duration ranges of the distribution of bonds in the Fund. An investor cannot invest directly in the Lehman Quality Intermediate Index or the Lehman Maryland Municipal Bond Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

B.	On page 24 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Performance” for the Tax-Exempt Limited Maturity Bond Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS including maximum sales charge (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	-2.73%	2.50%	2.91%
After taxes on distributions (assumes shares are still held)	-2.73%	2.47%	2.83%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-1.22%	2.59%	2.93%

Class C
Before Taxes	0.06%	2.89%	3.15%

Index
Lehman 1-8 Year Municipal Bond Index* (an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years )	3.71%	5.17%	5.21%
Lehman Mutual Fund Short-Term Index* (an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0 – 6 years)	2.64%	4.71%	4.77%

(1)	3/1/98 for fund, 2/28/98 for index

Performance This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of broad-based market indices. The indices do not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different than your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

*	On February 18, 2005, the Board of Directors approved the Lehman Mutual Fund Short-Term Index as the Fund’s primary index instead of the Lehman 1-8 Year Municipal Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by providing an index that better reflects the maturity and duration ranges of the distribution of bonds in the Fund. An investor cannot invest directly in the Lehman Mutual Fund Short-Term Index or the Lehman 1-8 Year Municipal Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

C.	On page 29 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Performance” for the National Tax-Exempt Bond Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS including maximum sales charge (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	-1.12%	3.62%	4.09%
After taxes on distributions (assumes shares are still held)	-1.12%	3.41%	3.85%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	0.23%	3.54%	3.95%

Class C
Before Taxes	1.55%	3.60%	3.92%

Index
Lehman 10 Year Municipal Bond Index* (an unmanaged index that tracks the performance of the municipal bonds with maturities of 10 years)	5.71%	5.91%	6.04%
Lehman Quality Intermediate Index* (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	4.64%	5.61%	5.65%

(1)	3/1/98 for fund, 2/28/98 for index

Performance This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of broad-based market indices. The indices do not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different than your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

*	On February 18, 2005, the Board of Directors approved the Lehman Quality Intermediate Index as the Fund’s primary index instead of the Lehman Municipal 10 – Year Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by providing an index that better reflects the maturity and duration ranges of the distribution of bonds in the Fund. An investor cannot invest directly in the Lehman Quality Intermediate Index or the Lehman 10 – Year Bond Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated March 31, 2005

to the Institutional Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective March 31, 2005 the section entitled “Portfolio Managers” on page 18 of the prospectus is replaced with the following:

Delaware Management Company (“Delaware”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes research analysts, traders, and other investment specialists.

Marshall Bassett

•	Senior Vice President and Senior Portfolio Manager, Delaware

•	Co-manager of the fund - leads the fund’s growth stock team (since March 31, 2005)

•	At Delaware since 1997

•	Began investment career in 1984

Christopher S. Beck, CFA

•	Vice President and Senior Portfolio Manager, Delaware

•	Co-manager of the fund - leads the fund’s value stock team (since 2002)

•	At Delaware since 1997

•	Began investment career in 1981

B.	On page 49 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Performance” for the Maryland Tax-Exempt Bond Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS, as of 12/31/03

	1 Year	5 Year	10 Year
Before Taxes	3.39%	4.59%	4.65%
After taxes on distributions (assumes shares are still held)	3.39%	4.59%	4.65%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	3.33%	4.50%	4.59%
Lehman Maryland Municipal Bond Index* (an unmanaged index that tracks the performance of Maryland municipal bonds )	4.85%	5.54%	5.69%
Lehman Quality Intermediate Index* (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	4.64%	5.61%	5.60%

Performance This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of broad-based market indices. The indices do not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different than your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

*	On February 18, 2005, the Board of Directors approved the Lehman Quality Intermediate Index as the Fund’s primary index instead of the Lehman Maryland Municipal Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by providing an index that better reflects the maturity and duration ranges of the distribution of bonds in the Fund. An investor cannot invest directly in the Lehman Quality Intermediate Index or the Lehman Maryland Municipal Bond Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

C.	On page 54 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Performance” for the Tax-Exempt Limited Maturity Bond Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS, as of 12/31/03

	1 Year	5 Year	Since Inception(1)
Before Taxes	2.06%	3.92%	4.19%
After taxes on distributions (assumes shares are still held)	2.06%	3.88%	4.11%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	2.09%	3.84%	4.06%
Lehman 1-8 Year Municipal Bond Index* (an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years )	3.71%	5.17%	5.21%
Lehman Mutual Fund Short-Term Index* (an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0 – 6 years)	2.64%	4.71%	4.77%

(1)	3/1/98 for fund, 2/28/98 for index

Performance This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of broad-based market indices. The indices do not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different than your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

*	On February 18, 2005, the Board of Directors approved the Lehman Mutual Fund Short-Term Index as the Fund’s primary index instead of the Lehman 1-8 Year Municipal Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by providing an index that better reflects the maturity and duration ranges of the distribution of bonds in the Fund. An investor cannot invest directly in the Lehman Mutual Fund Short-Term Index or the Lehman 1-8 Year Municipal Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

D.	On page 59 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Performance” for the National Tax-Exempt Bond Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS, as of 12/31/03

	1 Year	5 Year	Since Inception(1)
Before Taxes	3.68%	4.63%	4.95%
After taxes on distributions (assumes shares are still held)	3.68%	4.42%	4.71%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	3.57%	4.44%	4.72%
Lehman 10 Year Municipal Bond Index* (an unmanaged index that tracks the performance of the municipal bonds with maturities of 10 years)	5.71%	5.91%	6.04%
Lehman Quality Intermediate Index* (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	4.64%	5.61%	5.65%

(1)	3/1/98 for fund, 2/28/98 for index

Performance This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of broad-based market indices. The indices do not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated
•	Do not reflect any state or local taxes
•	May be different than your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

*	On February 18, 2005, the Board of Directors approved the Lehman Quality Intermediate Index as the Fund’s primary index instead of the Lehman Municipal 10 – Year Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by providing an index that better reflects the maturity and duration ranges of the distribution of bonds in the Fund. An investor cannot invest directly in the Lehman Quality Intermediate Index or the Lehman 10 – Year Bond Index. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.